Pension Plan Assets Measured at Fair Value by Asset Category (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets	$ 7,361		$ 6,828		$ 6,354	$ 6,141
US Treasury Securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets	1,052		947
Registered investment companies
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets	6,176	[1]	2,737	[2]
Corporate debt securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets			1,082
US Government Agencies Debt Securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets			1,102
Money Market Funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets	133		960
Quoted Prices in Active Markets for Identical Assets Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets	6,694		1,907
Quoted Prices in Active Markets for Identical Assets Level 1 | US Treasury Securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets	385		947
Quoted Prices in Active Markets for Identical Assets Level 1 | Registered investment companies
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets	6,176	[1]
Quoted Prices in Active Markets for Identical Assets Level 1 | Money Market Funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets	133		960
Significant Other Observable Inputs Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets	667		4,921
Significant Other Observable Inputs Level 2 | US Treasury Securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets	667
Significant Other Observable Inputs Level 2 | Registered investment companies
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets			2,737	[2]
Significant Other Observable Inputs Level 2 | Corporate debt securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets			1,082
Significant Other Observable Inputs Level 2 | US Government Agencies Debt Securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets			$ 1,102

[1]	Includes 57% invested in fixed income funds and 43% invested in equity and index funds.
[2]	Includes 13.3% invested in fixed income funds and 86.7% invested in equity and index funds.